Income Taxes (Tables)	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of consolidated statements of income and comprehensive income of reconciliation for income taxes
	2021	2020	2019
Income before taxes	$2,468,045	$3,575,248	$6,446,944
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$370,207	536,287	967,042
Tax effect of R&D expenses deduction	(231,474)	(238,573)	(199,925)
Tax effect of non-taxable investment income and government grant	(138,733)	(120,754)	(72,160)
Tax effect of non-deductible expenses	-	41,989	310,233
Tax effect of deferred tax recognized	(89,000)	-	-
Income tax expenses (benefits)	$(89,000)	$218,949	$1,005,190

Schedule of attributed continuing operations
	2021	2020	2019
Current income tax	$-	$218,949	$709,027
Deferred income tax	(89,000)	-	296,163
Total income tax expense	$(89,000)	$218,949	$1,005,190

Schedule of tax effects of significant portions of the deferred tax asset
	As of September 30,
	2021	2020
Deferred tax assets:
Bad debt allowance	$436,761	$436,583
Loss carryforward	113,160	-
Total	$549,921	$436,583